Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the Unaudited Condensed Consolidated Financial Statements of the Company as of June 30, 2023, and for the three and six months ended June 30, 2023, and 2022. The results of operations for the three and six months ended June 30, 2023, and 2022 are not necessarily indicative of the operating results for the full year. It is suggested that these Unaudited Condensed Consolidated Financial Statements be read in conjunction with the financial statements and notes thereto for the year ended December 31, 2022. The Balance Sheet as of December 31, 2022, has been derived from the Company’s audited Financial Statements.

Principles of Consolidation

Principles of Consolidation

The accompanying Unaudited Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries and majority-owned subsidiary. Any intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The accompanying Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries and majority-owned subsidiary. Any intercompany transactions and balances have been eliminated in consolidation.

Reclassifications

Reclassifications

Certain prior period balances have been reclassified in order to conform to current period presentation. These reclassifications have no effect on the previously reported results of operations or loss per share.

Reclassifications

Certain prior year balances have been reclassified in order to conform to current year presentation. These reclassifications have no effect on the previously reported results of operations or loss per share.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant estimates include:

●the assessment of recoverability of long-lived assets, including property and equipment, goodwill and intangible assets;

●the estimated useful lives of intangible and depreciable assets;

●estimates and assumptions used to value warrants and options;

●the recognition of revenue; and

●the recognition, measurement and valuation of current and deferred income taxes.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Estimates and assumptions are periodically reviewed, and the effects of any material revisions are reflected in the financial statements in the period that they are determined to be necessary. Actual results could differ from those estimates and assumptions.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant estimates include:

●	the assessment of recoverability of long-lived assets, including property and equipment, goodwill and intangible assets;
●	the estimated useful lives of intangible and depreciable assets;
●	estimates and assumptions used to value warrants and options;
●	the recognition of revenue; and
●	the recognition, measurement and valuation of current and deferred income taxes.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Estimates and assumptions are periodically reviewed, and the effects of any material revisions are reflected in the financial statements in the period that they are determined to be necessary. Actual results could differ from those estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid instruments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of June 30, 2023 or December 31, 2022.

Cash and Cash Equivalents

The Company considers all highly-liquid instruments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of December 31, 2022 or 2021.

Inventory

Inventory

Inventory, which are stated at the lower of cost or net realizable value, consist primarily of commodity trade shipments in-transit, perishable food items and supplies. Cost is determined using the first-in, first-out method.

Inventory Inventories, which are stated at the lower of cost or net realizable value, consist primarily of perishable food items and supplies. Cost is determined using the first-in, first-out method.
Deposit on Farmland

Deposit on Farmland

Deposit on farmland consists of funds paid as a deposit with the intent to acquire farmland in Africa by our Sadot Agri-Foods subsidiary. As of June 30, 2023, the Company recorded a deposit of $8.8 million and $4.9 million as of December 31, 2022. The Company has entered into a letter of intent with a deposit to purchase developed farmland. The Company is still in final negotiations, awaiting government approval to finalize the agreement.

On May 16, 2023, the Company through its wholly owned subsidiary, Sadot Agri-Foods, entered into a Purchase of Right and Variation Agreement (the “Variation Agreement”) with Zamproagro Limited, a Liberian corporation (“ZPG”) and Cropit Farming Limited, a Zambian corporation (“Cropit”) pursuant to which ZPG assigned all of its rights, liabilities and obligations of the Put and Call Option Agreement Over Land entered between ZPG and Cropit dated December 29, 2022 (the “Put Land Agreement”) to Sadot Agri-Foods, which provided ZPG with a one year call option to acquire 70% of 4,942 acres (2000 hectares) of producing agricultural land along with buildings and related assets located within the Mkushi Farm Block of Zambia’s Region II agricultural zone (the “Farm”) for a purchase price of approximately $8.5 million USD. The Put Land Agreement further provides that Cropit will continue to retain 30% of the Farm and that following closing, Cropit and the purchaser will form a special purpose vehicle in which both parties will contribute their ownership interest in the Farm to the special purpose vehicle for their respective percentage interest.

On May 16, 2023, Sadot Agri-Foods and Cropit entered into Joint Venture Shareholders Agreement pursuant to which the parties agreed to form a new entity in Zambia to serve as a joint venture with respect to the farming of the Farm. The joint venture is expected to be named Sadot Enterprises Limited (“Sadot Zambia”) with Sadot Agri-Foods holding 70% of the equity and Cropit holding 30% of the equity. Following its formation, Sadot Zambia will hold 100% of the Farm. Sadot Agri-Foods and Cropit will each have the right to appoint one director to the Board of Directors of Sadot Zambia. Further, upon formation, Sadot Agri-Foods contributed $3.5 million into escrow for the primary purpose of discharging a loan secured by the Farm held by ABSA Bank.

On May 16, 2023, Sadot Agri-Foods, Cropit and Chibesakunda & Co., as escrow agent (the “Escrow Agent”) entered into an Escrow Agreement pursuant to which the Escrow Agent is holding all documentation required to allot Sadot Agri-Foods 70% of Sadot Zambia, documentation required to transfer the Farm to Sadot Zambia and USD $3.5 million contributed by Sadot Agri-Foods. At closing, the Escrow Agent will release the required funds to ABSA Bank and release the required documentation with respect to the allocation of Sadot Agri-Foods’ interest in Sadot Zambia and the transfer of the Farm. Closing is subject to obtaining clearance from the Zambian Competition and Consumer Protection Commission.

Deposit on Farmland

Deposit on farmland consists of funds paid as a deposit with the intent to acquire farmland in Africa by our Sadot subsidiary. As of December 31, 2022, the Company recorded a deposit of $4,914,191. The Company has entered into a letter of intent with a deposit to purchase undeveloped farmland. The Company is still in final negotiations with the intent to finalize the agreement by the end of the second quarter of 2023.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated Depreciation and amortization expenses. Major improvements are capitalized, and minor replacements, maintenance and repairs are charged to expense as incurred. Depreciation and amortization expenses are calculated on the straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful life or the lease term of the related asset. The estimated useful lives are as follows:

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Furniture and equipment	3 – 7 years
Leasehold improvements	1 – 11 years

Property and Equipment

Property and equipment are stated at cost less accumulated Depreciation and amortization expenses. Major improvements are capitalized, and minor replacements, maintenance and repairs are charged to expense as incurred. Depreciation and amortization expenses are calculated on the straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the estimated useful life or the lease term of the related asset. The estimated useful lives are as follows:

Furniture and equipment	3 – 7 years
Leasehold improvements	1 – 11 years

Intangible Assets

Intangible Assets

The Company accounts for recorded intangible assets in accordance with the Accounting Standards Codification (“ASC’) 350 “Intangibles – Goodwill and Other”. In accordance with ASC 350, the Company does not amortize intangible assets having indefinite useful lives. The Company determined that as of January 1, 2022, – the trademark – Muscle Maker had a finite life of 3 years and is amortizing the value over the new estimated life. The Company’s goodwill has an indefinite life and is not amortized, but are evaluated for impairment at least annually, or more often whenever changes in facts and circumstances may indicate that the carrying value may not be recoverable. ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment). Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

The useful lives of the Company’s intangible assets are:

Franchisee agreements	13 years
Franchise license	10 years
Trademarks	3 – 5 years
Domain name, Customer list and Proprietary recipes	3 – 7 years
Non-compete agreements	2 – 3 years

Intangible Assets

The Company accounts for recorded intangible assets in accordance with the Accounting Standards Codification (“ASC’) 350 “Intangibles – Goodwill and Other”. In accordance with ASC 350, the Company does not amortize intangible assets having indefinite useful lives. The Company’s trademark – Muscle Maker had an indefinite life as of December 31, 2021. The Company determined that as of January 1, 2022, – the trademark – Muscle Maker had a finite life of 3 years and will be amortizing the value over the new estimated life. The Company’s goodwill has an indefinite life and is not amortized, but are evaluated for impairment at least annually, or more often whenever changes in facts and circumstances may indicate that the carrying value may not be recoverable. ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment). Application of the goodwill impairment test requires judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgment is required to estimate the fair value of reporting units which includes estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value and/or goodwill impairment.

The useful lives of the Company’s intangible assets are:

Franchisee agreements	13 years
Franchise license	10 years
Trademarks	3 – 5 years
Domain name, Customer list and Proprietary recipes	3 – 7 years
Non-compete agreements	2 – 3 years

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

When circumstances, such as adverse market conditions, indicate that the carrying value of a long-lived asset may be impaired, the Company performs an analysis to review the recoverability of the asset’s carrying value, which includes estimating the undiscounted cash flows (excluding interest charges) from the expected future operations of the asset. These estimates consider factors such as expected future operating income, operating trends and prospects, as well as the effects of demand, competition and other factors. If the analysis indicates that the carrying value is not recoverable from future cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the estimated fair value. Any impairment losses are recorded as operating expenses, which reduce net income.

Impairment of Long-Lived Assets

When circumstances, such as adverse market conditions, indicate that the carrying value of a long-lived asset may be impaired, the Company performs an analysis to review the recoverability of the asset’s carrying value, which includes estimating the undiscounted cash flows (excluding interest charges) from the expected future operations of the asset. These estimates consider factors such as expected future operating income, operating trends and prospects, as well as the effects of demand, competition and other factors. If the analysis indicates that the carrying value is not recoverable from future cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the estimated fair value. Any impairment losses are recorded as operating expenses, which reduce net income.

Convertible Instruments

Convertible Instruments

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with Topic 815 of the Financial Accounting Standards Board (“FASB”).

If the instrument is determined not to be a derivative liability, the Company then evaluates for the existence of a beneficial conversion feature by comparing the market price of the Company’s common stock as of the commitment date to the effective conversion price of the instrument.

As of June 30, 2023 and December 31, 2022, the Company deemed the conversion feature was not required to be bifurcated and recorded as a derivative liability.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Convertible Instruments

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments to be separately accounted for in accordance with Topic 815 of the Financial Accounting Standards Board (“FASB”).

If the instrument is determined not to be a derivative liability, the Company then evaluates for the existence of a beneficial conversion feature by comparing the market price of the Company’s common stock as of the commitment date to the effective conversion price of the instrument.

As of December 31, 2022 and 2021, the Company deemed the conversion feature was not required to be bifurcated and recorded as a derivative liability.

Related Parties

Related Parties

A party is considered to be related to the Company if the party directly, indirectly, or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Revenue Recognition

Revenue Recognition

The Company’s revenues consist of Commodity sales, Restaurant sales, Franchise royalties and fees, Franchise advertising fund contributions, and Other revenues. The Company recognizes revenues according to Topic 606 of FASB, “Revenue from Contracts with Customers”. Under the guidance, revenue is recognized in accordance with a five-step revenue model, as follows: (1) identifying the contract with the customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations; and (5) recognizing revenue when (or as) the entity satisfies a performance obligation. In applying this five-step model, we made significant judgments in identifying the promised goods or services in our contracts with franchisees that are distinct, and which represent separate performance obligations.

Commodity Sales

Commodity sale revenue is generated by our Sadot Agri-Foods subsidiary and is recognized when the commodity is delivered as evidenced by the bill of lading and the invoice is prepared and submitted to the customer. During the three and six months ended June 30, 2023, the Company recorded Commodity sales revenues of $157.6 million and $367.9 million, respectively. The Company did not have any Commodity sales revenue during the three and six months ended June 30, 2022.

Restaurant Sales

Retail store revenue at Company-operated restaurants is recognized when payment is tendered at the point of sale, net of sales tax, discounts and other sales-related taxes. The Company recorded retail store revenues of $2.5 million and $4.8 million during the three and six months ended June 30, 2023 and $2.8 million and $5.4 million for the three and six months ended June 30, 2022, respectively.

The Company sells gift cards which do not have an expiration date, and it does not deduct dormancy fees from outstanding gift card balances. The Company recognizes revenues from gift cards as restaurant revenues once the Company performs its obligation to provide food and beverage to the customer simultaneously with the redemption of the gift card or through gift card breakage, as discussed in Other revenues below.

Franchise Royalties and Fees

Franchise revenues consists of royalties, initial franchise fees and rebates. Royalties are based on a percentage of franchisee net sales revenue. The Company recognizes the royalties as the underlying sales occur. The Company recorded revenue from royalties of $0.2 million and $0.3 million during the three and six months ended June 30, 2023 and $0.1 million and $0.2 million during the three and six months ended June 30, 2022, respectively, which is included in Franchise royalties and fees on the accompanying Unaudited Condensed Consolidated Statements of Operations.

The Company provides the franchisees with management expertise, training, pre-opening assistance, and restaurant operating assistance in exchange for the multi-unit development fees and initial franchise fees. The Company capitalizes these fees upon collection from the franchisee. These initial fees are then recognized as franchise fee revenue on a straight-line basis over the life of the related franchise agreements and any exercised renewal periods. Cash payments are due upon the execution of the related franchise agreement. The Company’s performance obligation with respect to franchise fee revenues consists of a license to utilize the Company’s brand for a specified period of time, which is satisfied equally over

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

the life of each franchise agreement. If a franchise location closes or a franchise agreement is terminated for any reason, the unrecognized revenue will be recognized in full at that time. The Company recorded revenue from initial franchise fees of $23.0 thousand and $0.1 million during the three and six months ended June 30, 2023 and $15.3 thousand and $0.1 million for the three and six months ended June 30, 2022, respectively, which is included in Franchise royalties and fees on the accompanying Unaudited Condensed Consolidated Statements of Operations.

The Company has supply agreements with certain food and beverage vendors. Pursuant to the terms of these agreements, rebates are provided to the Company based upon the dollar volume of purchases for all company-owned and franchised restaurants from these vendors. Rebates earned on purchases by franchise stores are recorded as revenue during the period in which the related food and beverage purchases are made. The Company recorded revenue from rebates of $30.0 thousand and $0.1 million during the three and six months ended June 30, 2023 and $26.2 thousand and $0.1 million for the three and six months ended June 30, 2022, respectively, which is included in Franchise royalties and fees on the accompanying Unaudited Condensed Consolidated Statements of Operations. Rebates earned on purchases by Company-owned stores are recorded as a reduction of Food and beverage costs during the period in which the related food and beverage purchases are made.

Franchise Advertising Fund Contributions

Under the Company’s franchise agreements, the Company and its franchisees are required to contribute a certain percentage of revenues to a national advertising fund. The Company’s national advertising services are provided on a system-wide basis and therefore, not considered distinct performance obligations for individual franchisees. In accordance with Topic 606, the Company recognizes these sales-based advertising contributions from franchisees as franchise revenue when the underlying franchisee Company incurs the corresponding advertising expense. The Company records the related advertising expenses as incurred under Sales, general and administrative expenses. When an advertising contribution fund is over-spent at year-end, advertising expenses will be reported on the Unaudited Condensed Consolidated Statement of Operations in an amount that is greater than the revenue recorded for advertising contributions. Conversely, when an advertising contribution fund is under-spent at a period-end, the Company will accrue advertising costs up to advertising contributions recorded in revenue. The Company recorded contributions from franchisees of $20.0 thousand and $36.0 thousand, respectively, during the three and six months ended June 30, 2023 and $16.2 thousand and $34.3 thousand for the three and six months ended June 30, 2022, which are included in Franchise advertising fund contributions on the accompanying Unaudited Condensed Consolidated Statements of Operations.

Other Revenues

Gift card breakage is recognized when the likelihood of a gift card being redeemed by the customer is remote and the Company determines there is not a legal obligation to remit the unredeemed gift card balance to the relevant jurisdiction. The determination of the gift card breakage rate is based upon the Company’s specific historical redemption patterns. Gift card liability is recorded in other current liabilities on the Unaudited Condensed Consolidated Balance Sheets The Company had Other revenues of $13.0 thousand and $13.0 thousand for the three and six months ended June 30, 2023.

Deferred Revenue

Deferred revenue primarily includes initial franchise fees received by the Company, which are being amortized over the life of the Company’s franchise agreements. Deferred revenue is recognized in income over the life of the franchise agreements. If a franchise location closes or a franchise agreement is terminated for any reason, the remaining deferred revenue will be recognized in full at that time.

Revenue Recognition

The Company’s revenues consist of Commodity sales, Restaurant sales, Franchise royalties and fees, Franchise advertising fund contributions, and Other revenues. The Company recognized revenues according to Topic 606 of FASB, “Revenue from Contracts with Customers”. Under the guidance, revenue is recognized in accordance with a five-step revenue model, as follows: (1) identifying the contract with the customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations; and (5) recognizing revenue when (or as) the entity satisfies a performance obligation. In applying this five-step model, we made significant judgments in identifying the promised goods or services in our contracts with franchisees that are distinct, and which represent separate performance obligations.

Commodity Sales

Commodity sale revenue is generated by our Sadot subsidiary and is recognized when the commodity is delivered as evidenced by the bill of lading and the invoice is prepared and submitted to the customer. During the year ended December 31, 2022, the Company recorded Commodity sales revenues of $150,585,644. The Company did not have any Commodity sales revenue during the year ended December 31, 2021.

Restaurant Sales

Retail store revenue at Company-operated restaurants is recognized when payment is tendered at the point of sale, net of sales tax, discounts and other sales related taxes. The Company recorded retail store revenues of $10,300,394 and $9,320,920 during the years ended December 31, 2022 and 2021, respectively.

The Company sells gift cards which do not have an expiration date, and it does not deduct dormancy fees from outstanding gift card balances. The Company recognizes revenues from gift cards as restaurant revenues once the Company performs its obligation to provide food and beverage to the customer simultaneously with the redemption of the gift card or through gift card breakage, as discussed in Other revenues below.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Franchise Royalties and Fees

Franchise revenues consists of royalties, initial franchise fees and rebates. Royalties are based on a percentage of franchisee net sales revenue. The Company recognizes the royalties as the underlying sales occur. The Company recorded revenue from royalties of $485,316 and $434,849 during the years ended December 31, 2022 and 2021, respectively, which is included in Franchise royalties and fees on the accompanying Consolidated Statements of Operations.

The Company provides the franchisees with management expertise, training, pre-opening assistance, and restaurant operating assistance in exchange for the multi-unit development fees and initial franchise fees. The Company capitalizes these fees upon collection from the franchisee. These initial fees are then recognized as franchise fee revenue on a straight-line basis over the life of the related franchise agreements and any exercised renewal periods. Cash payments are due upon the execution of the related franchise agreement. The Company’s performance obligation with respect to franchise fee revenues consists of a license to utilize the Company’s brand for a specified period of time, which is satisfied equally over the life of each franchise agreement. If a franchise location closes or a franchise agreement is terminated for any reason, the unrecognized revenue will be recognized in full at that time. The Company recorded revenue from initial franchise fees of $117,205 and $263,215 during the years ended December 31, 2022 and 2021, respectively, which is included in Franchise royalties and fees on the accompanying Consolidated Statements of Operations.

The Company has supply agreements with certain food and beverage vendors. Pursuant to the terms of these agreements, rebates are provided to the Company based upon the dollar volume of purchases for all company-owned and franchised restaurants from these vendors. Rebates earned on purchases by franchise stores are recorded as revenue during the period in which the related food and beverage purchases are made. The Company recorded revenue from rebates of $124,333 and $80,117 during the years ended December 31, 2022 and 2021, respectively, which is included in Franchise royalties and fees on the accompanying Consolidated Statements of Operations. Rebates earned on purchases by Company-owned stores are recorded as a reduction of Food and beverage costs during the period in which the related food and beverage purchases are made.

Franchise Advertising Fund Contributions

Under the Company’s franchise agreements, the Company and its franchisees are required to contribute a certain percentage of revenues to a national advertising fund. The Company’s national advertising services are provided on a system-wide basis and therefore, not considered distinct performance obligations for individual franchisees. In accordance with Topic 606, the Company recognizes these sales-based advertising contributions from franchisees as franchise revenue when the underlying franchisee Company incurs the corresponding advertising expense. The Company records the related advertising expenses as incurred under Sales, general and administrative expenses. When an advertising contribution fund is over-spent at year-end, advertising expenses will be reported on the Consolidated Statement of Operations in an amount that is greater than the revenue recorded for advertising contributions. Conversely, when an advertising contribution fund is under-spent at a year-end, the Company will accrue advertising costs up to advertising contributions recorded in revenue. The Company recorded contributions from franchisees of $80,536 and $188,539, respectively, during the years ended December 31, 2022 and 2021, which are included in Franchise advertising fund contributions on the accompanying Consolidated Statements of Operations.

Other Revenues

Gift card breakage is recognized when the likelihood of a gift card being redeemed by the customer is remote and the Company determines there is not a legal obligation to remit the unredeemed gift card balance to the relevant jurisdiction. The determination of the gift card breakage rate is based upon the Company’s specific historical redemption patterns. Gift card liability is recorded in other current liabilities on the Consolidated Balance Sheets. The Company recorded $4,989 and $61,996 for gift card breakage for the years ended December 31, 2022 and 2021, respectively.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Deferred Revenue

Deferred revenue primarily includes initial franchise fees received by the Company, which are being amortized over the life of the Company’s franchise agreements. Deferred revenue is recognized in income over the life of the franchise agreements. If a franchise location closes or a franchise agreement is terminated for any reason, the remaining deferred revenue will be recognized in full at that time.

Stock-Based Consulting Expense

Stock-Based Consulting Expense

Stock-based consulting expenses are for consulting fees due to Aggia related to ongoing Sadot Agri-Foods operations and expansion of the global agri-commodities business. Based on the initial Services Agreement with Aggia LLC FZ, a Company formed under the laws of United Arab Emirates (“Aggia”), the consulting fees were calculated at approximately 80.0% of the Net Income generated by the Sadot Agri-Foods business segment through March 31, 2023. As of April 1, 2023 the consulting agreement was amended to calculate consulting fees on 40.0% of the Net income generated by the Sadot Agri-Foods business segment. See Note 15 – Commitments and contingencies for further details. For the three and

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

six months ended June 30, 2023, $1.1 million and $4.4 million, respectively, are recorded as Stock-based consulting expense in the accompanying Unaudited Condensed Consolidated Statements of Operations.

Stock-Based Consulting Expense

Stock-based consulting expense are related to consulting fees due to Aggia for Sadot operations. Based on the servicing agreement with Aggia, the consulting fees are calculated at approximately 80% of the Net Income generated by the Sadot business segment. For the year ended December 31, 2022, $3,601,987 is recorded as Stock-based consulting expense in the accompanying Consolidated Statements of Operations and a corresponding liability is recorded as Accrued stock-based consulting expense in the accompanying Consolidated Balance Sheets. This expense is expected to be paid in stock in 2023.

Advertising

Advertising

Advertising costs are charged to expense as incurred. Advertising costs of $32.0 thousand and $0.1 million for the three and six months ended June 30, 2023 and $0.8 thousand and $0.1 million for the three and six months ended June 30, 2022, respectively, are included in Sales, general and administrative expenses. For the three and six months ended June 30, 2023 and 2022, $76.0 thousand, $0.1 million, $0.1 million and $0.2 million, respectively, are included in Other restaurant operating expenses in the accompanying Unaudited Condensed Consolidated Statements of Operations.

Advertising

Advertising costs are charged to expense as incurred. Advertising costs were $346,932 and $244,186 for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, advertising cost of $168,574 and $137,054, respectively, are included in Sales, general and administrative expenses and $178,358 and $107,122, respectively, are included in Other restaurant operating expenses in the accompanying Consolidated Statements of Operations.

Net Loss per Share

Net Income / Loss per Share

Basic earnings per common share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per common share is computed using the weighted average number of common shares outstanding during the period plus any potentially dilutive common shares, resulting from the exercise of warrants, options or the conversion of convertible notes payable, calculated using the treasury stock method.

The following securities are excluded from the calculation of weighted average diluted common shares at June 30, 2023 and 2022, respectively, because their inclusion would have been anti-dilutive:

	June 30,
	2023	2022
	‘000	‘000
Warrants	18,034	17,874
Options	1,013	413
Restricted stock awards	8,001	—
Convertible debt	24	27
Total potentially dilutive shares	27,072	18,314

The following table sets forth the computation of basic and dilutive net loss per share attributable to the Company’s stockholders:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
(In thousands, except for share count and per share data)
Net income / (loss)	190	(1,774)	(876)	(3,660)
Weighted-average shares outstanding:
Basic	33,362,887	28,668,116	31,407,362	28,235,052
Effect of potentially dilutive stock options	204,832	—	—	—
Diluted	33,567,719	28,668,116	31,407,362	28,235,052
Net income / (loss) per share:
Basic	0.01	(0.06)	(0.03)	(0.13)
Diluted	0.01	(0.06)	(0.03)	(0.13)

Net Loss per Share

Basic loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding, plus the impact of potential common shares, if dilutive, resulting from the exercise of warrants, options or the conversion of convertible notes payable.

The following securities are excluded from the calculation of weighted average diluted common shares at December 31, 2022 and 2021, respectively, because their inclusion would have been anti-dilutive:

	December 31,
	2022	2021
Warrants	18,033,640	20,284,016
Options	412,500	100,000
Convertible debt	23,559	32,350
Total potentially dilutive shares	18,469,699	20,416,366

Major Vendor

Major Vendor

The Company engages various vendors to purchase commodities for resale and distribute food products to their Company-owned restaurants. Purchases from the Company’s three largest commodity suppliers totaled 96% for the three months ended June 30, 2023 and Purchases from the Company’s four largest commodity suppliers totaled 92% of the Company’s

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

purchases for the six months ended June 30, 2023. Purchases from the Company’s largest supplier totaled 19% and 30% for the three and six months ended June 30, 2022, respectively.

Major Vendor

The Company engages various vendors to distribute food products to their Company-owned restaurants. Purchases from the Company’s largest supplier totaled 33% and 54% of the Company’s purchases for the years ended December 31, 2022 and 2021, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of the FASB Accounting ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The carrying amounts of accrued liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of our short–term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of common stock and warrants, are comparable to rates of returns for instruments of similar credit risk.

See Note 17 – Equity for details related to accrued compensation liability being fair valued using Level 1 inputs.

Fair Value of Financial Instruments

The Company measures the fair value of financial assets and liabilities based on the guidance of the FASB Accounting ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”).

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The carrying amounts of accrued liabilities approximate fair value due to the short-term nature of these instruments. The carrying amounts of our short–term credit obligations approximate fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of common stock and warrants, are comparable to rates of returns for instruments of similar credit risk.

See Note 17 – Equity – Warrant and Options Valuation for details related to accrued compensation liability being fair valued using Level 1 inputs.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Tax benefits claimed or expected to be claimed on a tax return are recorded in the Company’s financial statements. A tax benefit from an uncertain tax position is only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Uncertain tax positions have had no impact on the Company’s financial condition, results of operations or cash flows. The Company does not expect any significant changes in its unrecognized tax benefits within years of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as Sales, general and administrative expenses in the Unaudited Condensed Consolidated Statements of Operations.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Tax benefits claimed or expected to be claimed on a tax return are recorded in the Company’s financial statements. A tax benefit from an uncertain tax position is only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Uncertain tax positions have had no impact on the Company’s financial condition, results of operations or cash flows. The Company does not expect any significant changes in its unrecognized tax benefits within years of the reporting date.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as Sales, general and administrative expenses in the Consolidated Statements of Operations.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally recorded on the grant date and re-measured on financial reporting dates and vesting dates until the service period is complete. The fair value amount of the award is then recognized over the period services are required to be provided in exchange for the award, usually the vesting period.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally recorded on the grant date and re-measured on financial reporting dates and vesting dates until the service period is complete. The fair value amount of the award is then recognized over the period services are required to be provided in exchange for the award, usually the vesting period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires companies to recognize lease liabilities and corresponding right-of-use leased assets on the Balance Sheets and to disclose key information about leasing arrangements. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing, and uncertainty of cash flows arising from leases. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2021, with early adoption permitted.

Additionally, in 2018 and 2019, the FASB issued the following Topic 842–related ASUs:

●ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, which clarifies the applicability of Topic 842 to land easements and provides an optional transition practical expedient for existing land easements;

●ASU 2018-10, Codification Improvements to Topic 842, Leases, which makes certain technical corrections to Topic 842;

●ASU 2018-11, Leases (Topic 842): Targeted Improvements, which allows companies to adopt Topic 842 without revising comparative period reporting or disclosures and provides an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met; and

●ASU 2019-01, Leases (Topic 842): Codification Improvements, which provides guidance for certain lessors on determining the fair value of an underlying asset in a lease and on the cash flow statement presentation of lease payments received; ASU No. 2019-01 also clarifies disclosures required in interim periods after adoption of ASU No. 2016-02 in the year of adoption.

The Company adopted Topic 842 as of January 1, 2022 and recognized a cumulative-effect adjustment to the opening balance of accumulated deficit of $15.0 thousand as of the adoption date, and recognized an additional $7.8 thousand during the second quarter of 2022, based on updated information on two of our leases, for an aggregate cumulative-effect adjustment to accumulated deficit of $22.8 thousand. See Note 11 – Leases for further details.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (“Topic 805”): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The ASU requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers”, as if it had originated the contracts. Under the current business combinations guidance, such assets and liabilities were recognized by the acquirer at fair value on the acquisition date. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The adoption of this guidance did not have a material impact on the Company’s Unaudited Condensed Consolidated Financial Statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended subsequently by ASUs 2018-19, 2019-04, 2019-05, 2019-10, 2019-11 and 2020-03. The guidance in the ASUs requires that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used. The standard also establishes additional disclosures related to credit risks. This standard is effective for fiscal years beginning after December 15, 2022. The adoption of this guidance on January 1, 2023 did not have a material impact on the Company’s Unaudited Condensed Consolidated Financial Statements and related disclosures.

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires companies to recognize lease liabilities and corresponding right-of-use leased assets on the Balance Sheets and to disclose key information about leasing arrangements. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing, and uncertainty of cash flows arising from leases. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2021, with early adoption permitted.

Additionally, in 2018 and 2019, the FASB issued the following Topic 842–related ASUs:

● ASU 2018-01, Land Easement Practical Expedient for Transition to Topic 842, which clarifies the applicability of Topic 842 to land easements and provides an optional transition practical expedient for existing land easements;

● ASU 2018-10, Codification Improvements to Topic 842, Leases, which makes certain technical corrections to Topic 842;

● ASU 2018-11, Leases (Topic 842): Targeted Improvements, which allows companies to adopt Topic 842 without revising comparative period reporting or disclosures and provides an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met; and

● ASU 2019-01, Leases (Topic 842): Codification Improvements, which provides guidance for certain lessors on determining the fair value of an underlying asset in a lease and on the cash flow statement presentation of lease payments received; ASU No. 2019-01 also clarifies disclosures required in interim periods after adoption of ASU No. 2016-02 in the year of adoption.

The Company adopted Topic 842 as of January 1, 2022 and recognized a cumulative-effect adjustment to the opening balance of accumulated deficit of $15,010 as of the adoption date, and recognized an additional $7,789 during the second quarter of 2022, based on updated information on two of our leases, for an aggregate cumulative-effect adjustment to accumulated deficit of $22,799. See Note 11 – Leases for further details.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (“Topic 805”): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The ASU requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, “Revenue from Contracts with Customers”, as if it had originated the contracts. Under the current business combinations guidance, such assets and liabilities were recognized by the acquirer at fair value on the acquisition date. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The adoption of this guidance did not have a material impact on the Company’s Consolidated Financial Statements and related disclosures.

Subsequent Events

Subsequent Events

The Company evaluated events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation and transactions, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Financial Statements, except as disclosed in Note 19 – Subsequent events.

Subsequent Events

The Company evaluated events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation and transactions, the Company did not identify any subsequent events that would have required adjustment or disclosure in the Financial Statements, except as disclosed in Note 18 – Subsequent Events.